Financial Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Expenses, Net [Abstract]
Interest and exchange rate expenses on long-term loans	$ 106	$ 126	$ 166
Expenses on short-term credit and bank charges	284	281	464
Effect of exchange rate differences on other expenses and net loss from derivative instruments	19	137	110
Other financing expenses (income), net	30	(1)
Financial expenses, net	$ 439	$ 543	$ 740